Average Annual Total Returns{- Fidelity Advisor Multi-Asset Income Fund} - 12.31 Fidelity Advisor Multi-Asset Income Fund Retail PRO-05 - Fidelity Advisor Multi-Asset Income Fund	Fidelity Multi-Asset Income Fund Return Before Taxes Past 1 year	Fidelity Multi-Asset Income Fund Return Before Taxes Since Inception		Fidelity Multi-Asset Income Fund After Taxes on Distributions Past 1 year	Fidelity Multi-Asset Income Fund After Taxes on Distributions Since Inception		Fidelity Multi-Asset Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Multi-Asset Income Fund After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F1878 Past 1 year	F1878 Since Inception
Total	17.80%	15.06%	[1]	16.50%	13.81%	[1]	10.78%	11.42%	[1]	(1.54%)	4.27%	[1]	12.80%	12.07%	[1]

[1]	(a)From March 28, 2018